     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 2006

                                                    1933 Act File No. 333-
                                                     1940 Act File No. 811-21319
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-2

                           (CHECK APPROPRIATE BOXES)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  PRE-EFFECTIVE AMENDMENT NO.
[ ]  POST-EFFECTIVE AMENDMENT NO.
                                     and/or
[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  AMENDMENT NO. 10
                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND
                Exact Name of Registrant as Specified in Charter

                 2020 Calamos Court, Naperville, Illinois 60563
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 245-7200
               Registrant's Telephone Number, including Area Code

                              James S. Hamman, Jr.
                            Executive Vice President
                              Calamos Advisors LLC
                               2020 Calamos Court
                           Naperville, Illinois 60563

 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          COPIES OF COMMUNICATIONS TO:

         David A. Sturms                  Cameron S. Avery                  Cynthia G. Cobden
    Vedder, Price, Kaufman &           Bell, Boyd & Lloyd, LLC       Simpson Thacher & Bartlett LLP
         Kammholz, P.C.                70 West Madison Street             425 Lexington Avenue
        222 North LaSalle                    Suite 3300                    New York, NY 10017
        Chicago, IL 60601              Chicago, IL 60602-4207

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement

                             ---------------------

     If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with a dividend or interest reinvestment plans, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c).

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement for the same offering as 333-132636.

                             ---------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                PROPOSED MAXIMUM
    TITLE OF SECURITIES              AMOUNT            PROPOSED MAXIMUM        AGGREGATE OFFERING            AMOUNT OF
      BEING REGISTERED          BEING REGISTERED    OFFERING PRICE PER UNIT         PRICE(1)             REGISTRATION FEE
-----------------------------------------------------------------------------------------------------------------------------
Common Shares (no par value)        743,292                 $16.10                 $11,967,001               $1,280.47
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

     This Registration Statement shall become effective upon filing with the Commission in accordance with Rule 462(b) under the Securities Act of 1933.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

     This Registration Statement is being filed by Calamos Convertible and High Income Fund (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-132636) declared effective on June 15, 2006 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                           PART C -- OTHER INFORMATION

ITEM 25: FINANCIAL STATEMENTS AND EXHIBITS

         1.      Financial Statements:

         Incorporated by reference to Pre-Effective Amendment No. 3, filed with the Commission via EDGAR on June 14, 2006 (File Nos. 333-132636 and 811-21319).

         2.      Exhibits:

                 a.1.       Agreement and Declaration of Trust. (*)
                 a.2.       Certificate of Trust. (*)
                 b.         By-laws. (***)
                 c.         None.
                 d.         Form of Share Certificate. (**)
                 e.         Terms and Conditions of the Dividend Reinvestment
                            Plan. (***)
                 f.         None.
                 g.1 Investment Management Agreement with Calamos Advisors LLC. (**)
                 g.2 Management Fee Waiver Agreement with Calamos Advisors LLC. (**)
                 h.1.       Form of Underwriting Agreement. (****)
                 h.2.       Form of Standard Dealer Agreement. (****)
                 i.         None.
                 j.1.       Custody Agreement. (**)
                 j.2.       Foreign Custody Manager Agreement. (**)
                 k.1        Stock Transfer Agency Agreement. (****)
                 k.2        Master Services Agreement. (****)
                 k.3        Financial Accounting Services Agreement. (****)
                 l.1.       Opinion of Vedder, Price, Kaufman & Kammholz. (1)
                 l.2.       Opinion of Morris, Nichols, Arsht & Tunnell. (1)
                 m.         None.

                 n.         Consent of Independent Registered Public Accounting
                            Firm. (1)

                 o.         Not applicable.
                 p.         Subscription Agreement. (**)
                 q.         None.
                 r          Code of Ethics. (****)
                 s          Powers of Attorney (***)


------------------
(*) Incorporated by reference to Registrant's initial Registration Statement on Form N-2 (1933 Act File No. 333-103824) as filed with the Commission via EDGAR on March 14, 2003.

(**) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (1933 Act File
        No. 333-103824) as filed with the Commission via EDGAR on May 27, 2003.

(***) Incorporated by reference to Registrant's initial Registration Statement on Form N-2 (1933 Act File No. 333-132636) as filed with the Commission via EDGAR on March 22, 2006.

(****) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (1933 Act File
        No. 333-132636) as filed with the Commission via EDGAR on May 19, 2006.

(1)     Filed herewith.

ITEM 26: MARKETING ARRANGEMENTS

         Reference is made to the underwriting agreement for the Registrant's common shares of beneficial interest filed herewith.

ITEM 27: OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

         Registration fees..................................   $ 10,700
         Printing (other than certificates).................      7,000
         Accounting fees and expenses.......................     35,000
         Legal fees and expenses............................    200,000
         NYSE fees..........................................     42,080
                                                               --------
         Total..............................................   $294,780
                                                               ========

------------------
* To be completed by amendment.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         None.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

         As of June 7, 2006 and May 19, 2006, the number or record holders of common and preferred classes of securities of the Registrant, respectively, were

               TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
               --------------                   ------------------------
   Common Shares (no par value)..........                 102

Preferred Shares
     Series M.....                                         22
     Series TU....                                         16
     Series W.....                                         17
     Series TH....                                         16
     Series F.....                                         15
     Series A.....                                         12

ITEM 30. INDEMNIFICATION

         The Registrant's Agreement and Declaration of Trust (the "Declaration"), dated March 12, 2003, provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Registrant (including any individual who serves at its request as director, officer, partner, employee, Trustee, agent or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Registrant or the appropriate series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that no indemnification shall be provided to a Covered Person (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interest of the Registrant; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) or
(D) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any Outstanding Shares owned of record or beneficially by such individual).

         The Declaration also provides that if any shareholder or former shareholder of any series of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series of the Registrant to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of its affected series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the Statement of Additional Information under the caption "Management--Trustees and Officers" is incorporated by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

         All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Advisors, LLC, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, 100 Church Street, New York, New York 10286 or at the offices of the transfer agent, 111 8th Avenue, New York, New York 10011-5201.

ITEM 33. MANAGEMENT SERVICES

         Not applicable.

ITEM 34. UNDERTAKINGS

         1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2. Not applicable.

         3. Not applicable.

         4. Not applicable.

         5. (a) For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of a Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective.

            (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request the Registrant's statement of additional information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and/or Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 15th day of June, 2006.

                                      CALAMOS CONVERTIBLE AND HIGH INCOME FUND

                                      By: /s/ John P. Calamos
                                          --------------------------------------
                                          John P. Calamos, Trustee and President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

/s/ John P. Calamos                 Trustee and President (Principal Executive      June 15, 2006
----------------------------------  Officer)
John P. Calamos

/s/ Patrick Dudasik                 Vice President (Principal Financial and         June 15, 2006
----------------------------------  Accounting Officer)
Patrick Dudasik

Nick P. Calamos*                    Trustee                                         By: /s/ James S. Hamman, Jr.
                                                                                        ------------------------
Joe E. Hanauer*                     Trustee                                             James S. Hamman, Jr.
                                                                                        Attorney-In-Fact
John E. Neal*                       Trustee                                             June 15, 2006

Weston W. Marsh*                    Trustee

William Rybak*                      Trustee

Stephen B. Timbers*                 Trustee

David D. Tripple*                   Trustee


* Original powers of attorney authorizing James S. Hamman, Jr., John P. Calamos and Patrick Dudasik to execute this Registration Statement, and Amendments thereto, for each of the trustees on whose behalf this Registration Statement is filed, have been executed and were filed as an exhibit to Registrant's Registration Statement as filed with the Commission via EDGAR on March 22, 2006.

                                 EXHIBIT INDEX

                EXHIBIT                  DOCUMENT
                 l.1        Opinion of Vedder, Price, Kaufman & Kammholz, P.C.
                 l.2        Opinion of Morris, Nichols, Arsht & Tunnel.
                 n.         Consent of Auditors.